Consolidated Statements of Changes in Shareholder's Equity (Deficiency) (USD $) In Thousands, except Share data		Total	Ordinary shares [Member]	Additional paid-in capital [Member]	Capital note [Member]	Accumulated other comprehensive income [Member]	Accumulateddeficit [Member]
Balance at Dec. 31, 2011		$ (2,710)	$ 7	$ 4,239	$ 52	$ 0	$ (7,008)
Balance (in shares) at Dec. 31, 2011			6,853
Capital note		3,672	0	0	3,672		0
Capital note (in shares)			0
Unrealized gain from marketable securities		0
Stock based compensation		208	0	208	0		0
Net loss		(3,149)	0	0	0		(3,149)
Balance at Dec. 31, 2012		(1,979)	7	4,447	3,724	0	(10,157)
Balance (in shares) at Dec. 31, 2012			6,853
Capital note		0	2	3,722	(3,724)	0	0
Capital note (in shares)			1,432
Conversion of loans, December 2013		6,542	1	6,541	0	0	0
Conversion of loans, December 2013 (in shares)			1,408
Issuance of ordinary shares in December 2013		120	0	120	0	0	0
Issuance of ordinary shares in December 2013 (in shares)			46
Unrealized gain from marketable securities		0
Stock based compensation		10,851	0	10,851	0	0	0
Net loss		(17,485)	0	0	0	0	(17,485)
Balance at Dec. 31, 2013		(1,951)	10	25,681	0	0	(27,642)
Balance (in shares) at Dec. 31, 2013			9,739
Issuance of ordinary shares in December 2013		2,000	2	1,998	0	0	0
Issuance of ordinary shares in December 2013 (in shares)			560,224
Reorganization and stock split *)	[1]	(1,951)	20	25,671	0	0	(27,642)
Reorganization and stock split *) (in shares)	[1]		7,099,731
Issuance of ordinary shares upon initial public offering, net in March 2014 **)	[2]	39,856	9	39,847	0	0	0
Issuance of ordinary shares upon initial public offering, net in March 2014 **) (in shares)	[2]		3,263,010
Cashless exercise of options		0	1	(1)	0	0	0
Cashless exercise of options (in shares)			177,488
Unrealized gain from marketable securities		4		0	0	4	0
Stock based compensation		601	0	601	0	0	0
Net loss		(9,103)		0	0	0	(9,103)
Balance at Dec. 31, 2014		$ 31,407	$ 32	$ 68,116	$ 0	$ 4	$ (36,745)
Balance (in shares) at Dec. 31, 2014			11,100,453

[1]	See also Note 1.
[2]	Net of offering costs in the amount of $4,204.